Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs and expenses by nature
Profit sharing program	$ 187	$ 149	$ 76
Others	73	102	54
Others operational expenses (incomes), net	445	420	267
Provision for litigation
Costs and expenses by nature
Provision	$ 185	$ 169	$ 137